Revenue	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue

3.	Revenue

An analysis of the Group’s revenue is as follows:

	(Unaudited)	(Unaudited)	(Unaudited)
	Six-month ended	Six-month ended	Six-month ended
	June 30, 2025	June 30, 2025	June 30, 2024
	US$	HK$	HK$
Revenue from contract with customers within the scope of
IFRS 15, types of goods or services:
Catering income – at point in time	27,285,570	214,188,991	239,625,981
Sales of goods – at point in time	1,010,454	7,931,965	2,680,815
Management fee income – over time	1,079,504	8,474,000	2,009,000

	29,375,528	230,594,956	244,315,796

MasterBeef Group and its subsidiaries

Notes to the Unaudited Interim Condensed Consolidated Financial Statements (Continued)

For the six-month ended June 30, 2025 and 2024